AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 3, 2021

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 774

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 775

INVESCO EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (800) 983-0903

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg	Eric S. Purple
Stradley Ronon Stevens & Young LLP	Stradley Ronon Stevens & Young LLP
191 North Wacker Drive, Suite 1601	2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐immediately upon filing pursuant to paragraph (b)

☒on June 30, 2021 pursuant to paragraph (b)

☐60 days after filing pursuant to paragraph (a)

☐on (date) pursuant to paragraph (a)

☐75 days after filing pursuant to paragraph (a)(2)

☐on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

☒

☐

☒

☒

☒

EXPLANATORY NOTE

This Post-Effective Amendment No. 774 (the "Amendment") to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "Securities Act") solely for the purpose of designating June 30, 2021, as the new effective date for Post-Effective Amendment No. 770 to the Trust's Registration Statement, which was filed on April 23, 2021 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco Variable Rate Preferred ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 770 to the Trust's Registration Statement, which was filed on April 23, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 3rd day of June, 2021.

Invesco Exchange-Traded Fund Trust II

By: /s/ Anna Paglia

Anna Paglia

Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President	June 3, 2021

Anna Paglia
/s/ Kelli Gallegos	Treasurer	June 3, 2021
Kelli Gallegos
/s/ Adam Henkel	Secretary	June 3, 2021

Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	June 3, 2021

Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	June 3, 2021
Todd J. Barre
*/s/ Kevin M. Carome	Trustee	June 3, 2021
Kevin M. Carome
*/s/ Edmund P. Giambastiani, Jr.	Trustee	June 3, 2021
Edmund P. Giambastiani, Jr.
*/s/ Victoria J. Herget	Trustee	June 3, 2021
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	June 3, 2021
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	June 3, 2021
Yung Bong Lim
*/s/ Joanne Pace	Trustee	June 3, 2021
Joanne Pace
*/s/ Gary R. Wicker	Trustee	June 3, 2021
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	June 3, 2021
Donald H. Wilson
*By: /s/ Adam Henkel		June 3, 2021
Adam Henkel
Attorney-In-Fact

*Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 753 to the Trust's Registration Statement and incorporated by reference herein.

___________________________________

Invesco ETFs

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

June 3, 2021

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Invesco Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Fund Trust II (the "Trust"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act") post-effective amendment no. 774 to the Trust's registration statement under the Securities Act, which is also amendment no. 775 to its registration statement under the 1940 Act (the "Amendment"). This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act, designating a new effective date of June 30 2021.

As Counsel to Invesco Capital Management LLC, investment adviser to the Trust, I have reviewed the Amendment and have determined that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Sincerely,

/s/ Anita De Frank

Anita De Frank

Counsel

800 983 0903 invesco.com/ETFs